CONSOLIDATED STATEMENT OF CASH FLOWS (Parenthetical) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED STATEMENT OF CASH FLOWS
Cash and cash equivalents classified as part of disposal group held for sale	€ 12	€ 26